Note 46 Provisions or reversal of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions	€ 2	€ 3	€ 31
Commitments And Guarantees Given	112	(84)	76
Pending Legal Issues And Tax Litigation	213	191	171
Other provisions	46	88	95
Provisions or reversal of provisions	€ 373	€ 198	€ 373